Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2021
Preference shares, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preference shares, authorized	Unlimited	Unlimited	Unlimited
Preference shares, shares issued	606,360	606,360	606,360
Preference shares, shares outstanding	606,360	606,360	606,360
CF ACQUISITION CORP. VI
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock par value (in Dollars per share)			$ 0.0001
Class A Common Stock
Common stock, shares issued	8,119,690	8,119,690	8,119,690
Common stock, shares outstanding	8,119,690	8,119,690	8,119,690
Common stock, shares authorized unlimited	Unlimited	Unlimited	Unlimited
Class A Common Stock | CF ACQUISITION CORP. VI
Common stock subject to possible redemption, issued	30,000,000	0	30,000,000
Common stock subject to possible redemption, outstanding	30,000,000	0	30,000,000
Common stock subject to possible redemption per share (in Dollars per share)	$ 10	$ 10	$ 10
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	160,000,000	160,000,000	160,000,000
Common stock, shares issued	700,000		700,000
Common stock, shares outstanding	700,000		700,000
Class B Common Stock
Common stock, shares authorized			40,000,000
Common stock, shares issued	135,220	135,220	135,220
Common stock, shares outstanding	135,220	135,220	135,220
Common stock, shares authorized unlimited	Unlimited	Unlimited	Unlimited
Class B Common Stock | CF ACQUISITION CORP. VI
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares issued	7,500,000	8,625,000	7,500,000
Common stock, shares outstanding	7,500,000	8,625,000	7,500,000